Filed electronically with the Securities and Exchange Commission on December 20, 2018

1933 Act File No. 002-14400

1940 Act File No. 811-00642

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 177	| X |
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 157

Deutsche DWS International Fund, Inc. (formerly Deutsche International Fund, Inc.) (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

John Millette Vice President and Secretary Deutsche DWS International Fund, Inc. One International Place Boston, MA 02110 (Name and Address of Agent for Service)
Copy to: John S. Marten Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

|X |	Immediately upon filing pursuant to paragraph (b)
|__|	On ______________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ______________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This filing relates solely to the following Fund, a series of the Registrant:

  DWS CROCI® International Fund (formerly Deutsche CROCI® International Fund) — Class A, Class T, Class C, Class R6, Institutional Class and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 7th day of December 2018.

DEUTSCHE DWS INTERNATIONAL FUND, INC.

By: /s/Hepsen Uzcan

       Hepsen Uzcan*

       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	December 7, 2018

/s/Diane Kenneally
Diane Kenneally	Chief Financial Officer and Treasurer	December 7, 2018

/s/John W. Ballantine
John W. Ballantine*	Director	December 7, 2018

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	December 7, 2018

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	December 7, 2018

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Director	December 7, 2018

/s/Paul K. Freeman
Paul K. Freeman*	Director	December 7, 2018

/s/Richard J. Herring
Richard J. Herring*	Director	December 7, 2018

/s/William McClayton
William McClayton*	Director	December 7, 2018

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	December 7, 2018

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	December 7, 2018

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	December 7, 2018

*By:

/s/ Caroline Pearson

Caroline Pearson **

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 174, as filed on August 29, 2018 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase